Staff costs and Directors Remuneration	12 Months Ended
Dec. 31, 2017
Disclosure of Staff costs and Directors Remuneration [Abstract]
Disclosure Of Staff Costs And Directors Remuneration Explanatory [Text Block]
Note 11	Staff costs and Directors Remuneration

	2017	2016	2015
Number of employees at year end	405	345	352
Amounts in US$ '000
Wages and salaries	44,891	36,059	40,574
Share-based payments (Note 30)	4,075	3,367	8,223
Social security charges	5,364	3,792	6,197
Director’s fees and allowance	3,458	2,088	1,238
	57,788	45,306	56,232

Recognised as follows:
Production and operating costs	15,474	11,481	18,562
Geological and geophysical expenses	11,026	10,439	11,336
Administrative expenses	31,288	23,386	26,334
	57,788	45,306	56,232

Board of Directors’ and key managers’ remuneration
Salaries and fees	9,674	7,337	6,549
Share-based payments	2,322	1,211	6,544
Other benefits in kind	287	112	167
	12,283	8,660	13,260

Directors’ Remuneration

	Executive Directors’ Fees		Executive Directors’ Bonus		Non- Executive Directors’ Fees (in US$)		Director Fees Paid in Shares (No. of Shares)	Cash Equivalent Total Remuneration
Gerald O’Shaughnessy	US$	400,000		-		-	-	US$	400,000
James F. Park	US$	800,000	US$	800,000		-	-	US$	1,600,000
Pedro Aylwin (a)		-		-		-	-		-
Peter Ryalls (b)		-		-	US$	115,000	9,388	US$	165,010
Juan Cristóbal Pavez (c)		-		-	US$	110,000	15,408	US$	210,020
Carlos Gulisano		-		-	US$	110,000	15,408	US$	210,020
Robert Bedingfield (d)		-		-	US$	102,500	15,408	US$	202,520
Michael Dingman		-		-	US$	46,667	8,853	US$	105,012
Jamie Coulter		-		-	US$	50,000	6,020	US$	95,641

[a] Pedro Aylwin has a service contract that provides for him to act as Manager of Corporate Governance so he resigned his fees as Director.
[b] Technical Committee Chairman until his death. Afterwards the Chairman is Carlos Gulisano.
[c] Compensation Committee Chairman.
[d] Audit Committee Chairman.

The non-executive Directors annual fees correspond to US$ 80,000 to be settled in cash and US$  100,000 to be settled in stocks, paid quarterly in equal installments. In the event that a non-executive Director serves as Chairman of any Board Committees, an additional annual fee of US$ 20,000 shall apply. A Director who serves as a member of any Board Committees shall receive an annual fee of US$ 10,000. Total payment due shall be calculated in an aggregate basis for Directors serving in more than one Committee. The Chairman fee shall not be added to the member’s fee for the same Committee. Payments of Chairmen and Committee members’ fees shall be made quarterly in arrears and settled in cash only.